EQUITY (Details Narrative) - USD ($)														12 Months Ended
	May 16, 2024	May 09, 2024	Nov. 15, 2023	Nov. 07, 2023	Jan. 26, 2023	Dec. 15, 2022	Jun. 30, 2022	Jun. 03, 2022	Feb. 24, 2022	Jul. 19, 2021	Apr. 15, 2021	Jan. 31, 2021	Jan. 20, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Nov. 06, 2023	Oct. 22, 2022	Jul. 31, 2021	Apr. 26, 2017	Jul. 11, 2016
Class of Stock [Line Items]
Common stock, shares authorized																				100,000,000	15,000,000
Common stock, par value																				$ 0.002	$ 0.002
Shares outstanding, shares														12,730,658	10,621,762					15,000,000
Number of share cancelled			196
Number of shares issued, value														$ 485,000
Proceeds from Issuance of Warrants														$ 329,480		$ 4,444,136
Statutory reserve description														Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity’s registered capital.
Allocatiion to statutory reserve							$ 0							$ 0	0	$ 0
Restricted reserve														$ 291,443	$ 291,443
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from sale of common shares	$ 4,900,000
Proceeds from Issuance of Warrants												$ 5,400,000
Number of warrants were exercised														109,092		86,378
Warrant exercise price														$ 36.4
Modification expense				$ 239,308
Net proceeds from warrant wxercises														$ 329,480
Warrant outstanding														8,713
Warrants weighted average remaining term														14 days
Securities Purchase Agreement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Shares issued price per share																			$ 36.4
Number of warrants issued to purchase																			8,713
Number of warrants were exercised														0
Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Shares issued price per share							$ 84.0					$ 54.0				$ 84.0
Number of warrants issued to purchase							109,092					86,378				109,092
Expiration date							Jun. 03, 2024
Securities Purchase Agreement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Shares issued price per share												$ 54.0
Number of warrants issued to purchase												13,821
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																	90,931,000
Common stock, par value														$ 0	$ 0		$ 0.002
Shares outstanding, shares														3,661,658	1,552,762
Common Class A [Member] | Real Miracle Investments Limited [Member]
Class of Stock [Line Items]
Number of shares issued						15,000					12,500
Number of shares issued, value						$ 334,500					$ 387,500
Common Class A [Member] | Silong Chen [Member]
Class of Stock [Line Items]
Number of shares issued					75,000
Number of shares issued, value					$ 1,455,000
Common Class A [Member] | Silong Chen [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of shares issued					25,000
Common Class A [Member] | Yunhao Chen [Member]
Class of Stock [Line Items]
Number of shares issued					7,500
Number of shares issued, value					$ 145,500
Common Class A [Member] | Yunhao Chen [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of shares issued					2,500
Common Class A [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issuance of sales		2,000,000
Shares issued price per share		$ 2.50
Gross proceeds		$ 5,000,000.0
Common Class A [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Number of shares issuance of sales								181,818	98,313	108,906			172,757
Shares issued price per share								$ 66.0	$ 57.6	$ 36.4			$ 43.0
Proceeds from sale of common shares								$ 10,900,000	$ 4,700,000	$ 3,500,000			$ 6,600,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																	19,069,000
Common stock, par value														$ 0	$ 0		$ 0.002
Shares outstanding, shares														9,069,000	9,069,000
Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized																		100,000,000
Common stock, par value																		$ 0.002
Minimum [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant exercise price				$ 3.02
Minimum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																		90,931,000
Minimum [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																		9,069,000
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized																		110,000,000
Common stock, par value																		$ 0.002
Maximum [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant exercise price				$ 84.0
Maximum [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																		90,931,000
Maximum [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																		19,069,000